EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated May 29, 2014, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-14-042392) to the definitive version of the Registrant’s prospectus regarding the Class A Shares of the Multi-Strategy Alternative Fund, dated January 31, 2014, and electronically filed with the SEC pursuant to Rule 497(c) under the 1933 Act on January 30, 2014 (SEC Accession No. 0001104659-14-005327).